Other Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Other Income
Government grants		¥ 282,330	¥ 121,463	¥ 38,645
Claims for goods insurance		11,136	27,754	10,432
Others		14,965	4,760	4,409
Total other income	$ 47,614	¥ 308,431	¥ 153,977	¥ 53,486